Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2020